SHORT-TERM BORROWINGS - Due to related party (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 12,676,042	¥ 10,230,746	$ 1,962,888
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	¥ 5,008,640	0
Debt Instrument, Maturity Date	Dec. 19, 2020
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	¥ 4,002,106	0
Debt Instrument, Maturity Date	Mar. 25, 2021
Debt Instrument, Interest Rate Percentage		4.55%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	¥ 450,000	0
Debt Instrument, Maturity Date	Sep. 24, 2020
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 0	770,000	0
Debt Instrument, Maturity Date	Dec. 31, 2020
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 5,006,042	0	775,187
Debt Instrument, Maturity Date	Dec. 21, 2021
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 4,000,000	0	619,401
Debt Instrument, Maturity Date	Mar. 25, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Seven [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 670,000	0	103,750
Debt Instrument, Interest Rate Percentage	0.00%
Short Term Borrowings Eight [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 3,000,000	¥ 0	$ 464,550
Debt Instrument, Maturity Date	Mar. 24, 2022
Debt Instrument, Interest Rate Percentage	0.00%